Vessels, Net	6 Months Ended
Jun. 30, 2024
Vessels, Net [Abstract]
Vessels, Net
6.          Vessels, Net:
The amounts in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

June 30, 2024
Cost:
Beginning balance	511,935
- Additions	33,660
Ending balance	545,595

Accumulated depreciation:
Beginning balance	(101,459)
- Depreciation for the period	(11,204)
Ending balance	(112,663)

Net book value	432,932

Acquisition

On February 5, 2024, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Capesize vessel, the Iconship, for a gross purchase price of $33,660. The vessel was delivered to the Company on June 11, 2024. The acquisition of the vessel was financed with cash on hand and through the AVIC Iconship Sale and Leaseback (Note 8).
As of June 30, 2024, all vessels, except for the Knightship, the Lordship, the Flagship, the Partnership, the Hellasship, the Iconship and the Patriotship that are financed through other financial liabilities (sale and leaseback agreements), are mortgaged to secure loans of the Company (Note 8).

Advances for Vessel Acquisition

On March 18, 2024, the Company entered into an agreement with an unaffiliated party for the purchase of a secondhand Capesize vessel, the Orange Tiara, which will be renamed Kaizenship, for a gross purchase price of $35,600. On March 19, 2024, the Company paid an advance of $4,450 according to terms of the agreement and the advance is included in “Advances for vessel acquisition” in the unaudited interim condensed consolidated balance sheet as of June 30, 2024. Delivery is expected to take place within 2024.